Description of the Company and Basis of Presentation (Details) (USD $)	0 Months Ended	9 Months Ended	12 Months Ended			0 Months Ended
	Oct. 19, 2014	Dec. 27, 2014 Vote store state	Mar. 28, 2015	Mar. 29, 2014 store state Vote	Mar. 30, 2013 state store	Oct. 31, 2014	Oct. 29, 2014	Jun. 09, 2014	Jun. 08, 2014
Fiscal Year
Fiscal year period			364 days	364 days	364 days
Fiscal quarter period, except for a 53-week fiscal year		91 days
Fiscal quarter period, for a 53-week fiscal year		98 days
Business Operations
Number of shares authorized	100,000,000	100,000,000		100,000,000	100,000,000
Number of shares issued		25,709,194		18,929,350	18,929,350
Number of shares outstanding		25,709,194		18,929,350	18,929,350
Number of votes per common share		1		1
Percentage of the entity's shares owned by minority stockholders of the Predecessor								5.00%
Non-controlling interest		$ 0		$ 4,087,000	$ 3,804,000
Number of stores		166		152	117
Number of states in which the Company operates		26		23	21
Number of stores operated under other name		2		2
Common Stock, par value (in dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Preferred Stock, shares authorized (in shares)	10,000,000	10,000,000		10,000,000	10,000,000
Preferred Stock, par value (in dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Stock split, conversion ratio	0.04
Net proceeds from initial public offering		82,224,000
IPO and over-allotments
Business Operations
Shares issued (in shares)						5,750,000
Share Price						$ 16.00
IPO
Business Operations
Shares issued (in shares)							5,000,000
Net proceeds from initial public offering							82,200,000
Underwriting discount							6,400,000
Related fees and expenses							$ 3,300,000
Over-allotments
Business Operations
Shares issued (in shares)						750,000
WW Holding Corporation | Boot Barn Holding Corporation
Business Operations
Ownership percentage (as a percent)									95.00%
Boot Barn Holding Corporation
Business Operations
Number of shares issued								1,000,000
Ownership percentage of noncontrolling shareholders (as a percent)				5.00%				5.00%